REPUBLIC FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS -- OCTOBER 31, 1995

   PRINCIPAL                                           S&P/MOODY'S      VALUE
    AMOUNT        SECURITY DESCRIPTION                   RATING        (NOTE 1)
   ---------      --------------------                 -----------     --------
               CORPORATE OBLIGATIONS -- 19.1%
               BANKING -- 2.2%
   $  100,000  FNBC 93A, 8.08%, due 1/15/18 .....        A+/A-1    $   106,827
      175,000  Marshall & Ilsley, 5.9375%, due
                 5/26/97 ........................       A+/Aa-3        175,335
      200,000  Nomura, 7.10%, due 8/13/07 .......        --/--         204,313
      175,000  Wells Fargo & Company, 5.8125%,
                 due 8/16/96 ....................        A-/A-2        175,246
                                                                   -----------
                                                                       661,721
                                                                   -----------
               BROADCASTING AND PUBLISHING -- 2.0%
      115,000  Comcast Corporation, 9.375%, due
                 5/15/05 ........................        B+/B-1        118,450
      175,000  News America Holdings, 10.125%,
                 due 10/15/12 ...................      BBB/Baa-3       205,570
      135,000  Paramount Communications, 8.25%,
                 due 8/1/22 .....................       BB+/Ba-2       134,394
      125,000  Time Warner Inc., 9.15%, due
                 2/1/23 .........................      BBB-/Ba-1       136,230
                                                                   -----------
                                                                       594,644
                                                                   -----------
               ENERGY -- 0.4%
      100,000  Mobil Energy, 8.665%, due 1/1/17 .      BBB-/Baa-3      105,591
                                                                   -----------
               FINANCE -- 3.5%
      125,000  Beverly Finance Corporation,
                 8.36%, due 7/15/04 .............        AA-/--        134,305
      100,000  Carousel Center Financial, 6.828%,
                 due 10/15/07 ...................        AA/--         100,063
      175,000  Dean Witter Discover, 5.9425%,
                 3/6/97 .........................        A/A-3         174,956
       90,000  Firemans Fund Mortgage Corporation,
                 8.875%, due 10/15/01 ...........        A-/A-3         97,288
       99,423  J.P. Morgan, 7.268%, due 7/25/10 .        AAA/--        102,002
       53,325  Mid-State Trust IV, 8.33%, due
                 4/1/30 .........................       AAA/Aaa         56,641
      250,000  Principal Mutual Insurance Company,
                 7.875%, due 3/1/24 .............       AA-/Aa-3       242,666
      150,000  Prudential Insurance, 8.30%, due
                 7/1/25 .........................        --/A-2        152,645
                                                                   -----------
                                                                     1,060,566
                                                                   -----------
               HEALTHCARE -- 0.8%
      175,000  Columbia/HCA Healthcare, 7.69%,
                 due 6/15/25 ....................       BBB+/A-3       182,636
       70,000  Tenet Healthcare Corporate Notes,
                 8.625%, due 12/1/03 ............       B+/Ba-2         71,575
                                                                   -----------
                                                                       254,211
                                                                   -----------
               INSURANCE -- 3.8%
      150,000  Conseco Incorporated, 8.125%, due
                 2/15/03 ........................       BB+/Ba-2       143,756
      250,000  Mass Mutual Surplus, 7.625%, due
                 11/15/23 (a) ...................       AA-/Aa-3       250,713
      250,000  Metropolitan Life, 7.45%, due
                 11/1/23(a)  ....................        AA/Aa-3       234,987
      250,000  Mutual Life Insurance Company New
                 York, 11.25%, 08/15/24 .........        --/BA-1       200,788
      250,000  New York Life, 7.50%, 12/15/23(a).        AA/Aa-2       243,141
       75,000  Reliance Group Holdings, 9.00%,
                 due 11/15/00 ...................       BB+/Ba-3        75,563
                                                                   -----------
                                                                     1,148,948
                                                                   -----------
               INDUSTRIAL -- 3.1%
       49,000  Blue Bell Funding, 11.85%, due
                 5/1/99 .........................       BB-/Ba-2        49,980
      150,000  Caterpillar Finance 5.8875%, due
                 6/20/97 ........................        A/A-2         149,865
      150,000  Excel Paralubes, 7.43%, due 11/1/15       A3/A-         150,440
      115,000  Fleming Companies Inc., 10.625%,
                 due 12/15/01 ...................       BB-/Ba-1       121,038
      175,000  RJR Nabisco (New), 8.75%, due
                 4/15/04 ........................      BBB-/Baa-3      178,307
      110,000  Rogers Cable Systems, 10.00%, due
                 3/15/05 ........................       BB+/Baa3       114,400
       68,227  Scotia Pacific Holdings, 7.95%,
                 due 7/20/15 ....................      BBB/Baa-2        68,301
      100,000  Owens-Illinois, Incorporated,
                 11.00%, 12/1/03 ................       BB/Ba-3        110,875
                                                                   -----------
                                                                       943,206
                                                                   -----------
               MISCELLANEOUS -- 0.3%
       75,000  PT Alatief Freeport, 9.75%, due
                 4/15/01 ........................      BBB-/Ba-2        82,125
                                                                   -----------
               REAL ESTATE -- 0.3%
      100,000  Lakewood Mall, 7.00%, due 8/13/10         AA/--         100,375
                                                                   -----------
               RETAIL -- 0.9%
      150,000  Federated Department Stores,
                 8.125%, due 10/15/02 ...........       BB-/Ba-1       147,375
      135,000  Southland Corporation, 5.00%, due
                 12/15/03 .......................       BB+/B-1        110,869
                                                                   -----------
                                                                       258,244
                                                                   -----------
               TECHNOLOGY -- 0.5%
      145,000  Digital Equipment, 8.625%, due
                 11/1/12 ........................       BB+/Ba-1       154,880
                                                                   -----------
               TELECOMMUNICATIONS -- 0.8%
       50,000  AT&T Corporation, 8.35%, due 1/15/25      AA/Aa-3        55,107
       50,000  Tele Communications Inc., 10.125%,
                 due 4/15/22 ....................      BBB-/Baa-3       60,751
      125,000  Tele Communications Inc., 9.25%,
                 due 1/15/23 ....................      BBB-/Baa-3      132,974
                                                                   -----------
                                                                       248,832
                                                                   -----------
               TRANSPORTATION -- 0.3%
       75,000  Delta Air Lines Inc., 10.06%, due
                 1/2/16 .........................      BB+/Baa-2        86,269
                                                                   -----------
               UTILITIES -- 0.2%
       45,000  Long Island Lighting, 8.90%, due
                 7/15/19 ........................       BB+/Ba-1        44,910
                                                                   -----------
               TOTAL CORPORATE OBLIGATIONS .....................     5,744,522
                                                                   -----------

               CORPORATE ASSET-BACKED OBLIGATIONS -- 6.1%
      100,000  Aircraft Lease Portfolio
                 Securitizations, 1994-1 A4,
                 7.80%, due 9/15/04 .............        AA/Aa2        103,563
       99,493  Aircraft Lease Portfolio
                 Securitizations, 1994-1 C,
                 9.35%, due 9/15/04 .............      BBB/Baa-2       103,472
      150,000  American Southwest Financial,
                 7.40%, due 11/17/04 ............        --/--         153,234
      126,915  American Southwest Financial,
                 7.30%, due 1/18/09 .............        --/--         128,779
      174,608  Asset Securitization Corporation,
                 7.59%, due 7/1/20 ..............        --/--         183,011
      146,962  Countrywide Mortgage Backed
                 Security, 6.50%, due 1/25/24 ...       AAA/AA-1       137,915
      146,789  First Boston Mortgage Security
                 Corporation, 7.30%, due 7/25/23         --/--         141,513
       24,962  Jet Equipment Trust, 10.91%, due
                 6/15/06 (a) ....................      BB+/Baa-1        28,192
       75,000  Jet Equipment Trust, 10.00%, due
                 6/15/12 ........................        A/A-2          86,753
      100,000  Jet Equipment Trust, 9.71%, due
                 8/15/13 ........................      BBB/Baa-1       105,297
      150,000  MCFI, 7.60%, due 5/25/27 .........        AAA/--        156,539
      100,000  Residential Funding Mortgage,
                 6.97%, due 8/28/23 .............        AAA/--         94,531
      147,000  Residential Funding Mortgage
                 Security, 6.50%, due 11/25/23 ..        AAA/--        138,031
      124,839  Residential Funding Mortgage
                 Security, 7.50%, due 9/15/25 ...        AAA/--        125,775
      175,000  Residential Funding Mortgage
                 Security, 7.50%, due 10/15/25 ..        AAA/--        176,367
                                                                   -----------
               TOTAL CORPORATE ASSET-BACKED OBLIGATIONS ........     1,862,972
                                                                   -----------

               CORPORATE MORTGAGE-BACKED OBLIGATIONS -- 1.6%
      124,554  CMSI, 7.50%, due 4/25/25 .........        --/--         123,826
      144,209  FBS Mortgage Corporation, 8.625%,
                 due 7/25/23 ....................        AAA/--        147,540
      200,000  GECMS, 7.50%, due 11/25/25 .......        AAA/--        201,625
                                                                   -----------
               TOTAL CORPORATE MORTGAGE-BACKED OBLIGATIONS .....      472,991
                                                                   -----------

               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 40.9%
               FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 14.3%
      138,416  10.50%, due 12/1/16 ..............       AAA/Aaa        152,569
      152,418  10.00%, due 5/1/22 ...............       AAA/Aaa        167,240
    2,500,000  7.00%, due 8/15/23 (b) ...........       AAA/Aaa      2,478,125
      500,000  7.00%, due 11/15/24 (b) ..........       AAA/Aaa        495,625
      975,000  7.50%, due 11/15/25 (b) ..........       AAA/Aaa        985,055
                                                                   -----------
                                                                     4,278,614
                                                                   -----------

               FEDERAL HOME LOAN MORTGAGE CORPORATION -- 6.5%
      151,953  11.00%, due 9/1/16 ...............       AAA/Aaa        167,813
      123,507  10.50%, due 11/1/18 ..............       AAA/Aaa        135,009
      275,000  7.50%, due 8/15/24 ...............       AAA/Aaa        278,094
    1,350,000  7.50%, due 11/15/25 (b) ..........       AAA/Aaa      1,365,188
                                                                   -----------
                                                                     1,946,104
                                                                   -----------

               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 20.1%
       56,744  13.50%, due 9/15/14 ..............       AAA/Aaa         66,514
       28,578  13.50%, due 11/15/14 .............       AAA/Aaa         33,498
       56,645  11.50%, due 2/15/16 ..............       AAA/Aaa         64,380
       74,222  6.50%, due 1/20/22 ...............       AAA/Aaa         73,867
      296,140  5.50%, due 12/20/23 ..............       AAA/Aaa        297,413
      752,834  6.00% Adjustable Rate, 4/20/24 ...       AAA/Aaa        752,969
      617,061  6.00% Adjustable Rate, due 5/20/24       AAA/Aaa        617,171
      128,691  6.00%, due 6/20/24 ...............       AAA/Aaa        128,158
       93,110  6.50%, due 7/20/24 ...............       AAA/Aaa         94,041
      250,000  5.50%, due 8/15/24 ...............       AAA/Aaa        248,125
      400,000  7.50%, due 8/15/24 ...............       AAA/Aaa        405,250
      292,004  6.00%, due 10/20/24 ..............       AAA/Aaa        292,056
      193,133  6.50% Adjustable Rate, due 12/20/24      AAA/Aaa        195,065
    2,500,000  7.00%, due 12/15/25 ..............       AAA/Aaa      2,479,059
      295,436  6.50% Adjustable Rate, due 1/20/29       AAA/Aaa        298,570
                                                                   -----------
                                                                     6,046,136
                                                                   -----------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ........    12,270,854
                                                                   -----------

               YANKEE BONDS -- 0.1%
       35,000  Hydro Quebec, 9.40%, due 2/1/21 ..       AA-/A-2         42,522
                                                                   -----------

               FOREIGN GOVERNMENT OBLIGATIONS -- 14.4%
CAD   925,000  Canadian Government Note, 8.50%,
                 due 4/1/02 .....................       AA+/Aa1        731,243
DKR 1,800,000  Denmark Kingdom, 9.00%, due 11/15/00     AAA/Aaa        356,576
FFR 1,650,000  French OAT, 8.50%, due 11/25/02 ..       AAA/Aaa        366,565
FFR 2,400,000  French OAT, 8.50%, due 4/25/23 ...       AAA/Aaa        523,560
FFR 1,600,000  French OAT, 9.50%, due 1/25/01 ...       AAA/Aaa        368,129
USD   250,000  Mexican Par Bond Series A, 6.25%,
                 due 12/31/19 ...................        BB/Ba3        146,563
USD   400,000  Republic of Argentina, 5.00%, due
                 3/31/23 ........................        BB/B2         190,500
DEM 1,750,000  Treuhandanstalt, 7.125%, due 1/29/03     AAA/Aaa      1,304,566
DEM   250,000  Treuhandanstalt, 7.75%, due 10/1/02      AAA/Aaa        193,002
GBP    95,000  United Kingdom, 9.125%, due 2/21/01      AAA/Aaa        133,701
                                                                   -----------
               TOTAL FOREIGN GOVERNMENT OBLIGATIONS ............     4,314,405
                                                                   -----------

               SHORT-TERM OBLIGATIONS -- 45.2%
               U.S TREASURY BILLS -- 26.3%
  $ 7,900,000  5.17%, due 11/16/95 .............................     7,881,848
                                                                   -----------

               REPURCHASE AGREEMENTS -- 18.9%
    5,677,108  Salomon Brothers, 5.35%, dated 10/31/95, due
                 11/01/95, proceeds $5,677,952 (collateralized
                 by U.S. Treasury Securities with rates from
                 6.50% to 7.50%, due from 4/18/96 to 11/19/97,
                 value $5,827,593) ............................      5,677,108
                                                                   -----------
                                                                    13,558,956
                                                                   -----------
TOTAL INVESTMENTS -- 127.4%
  (Identified Cost $37,854,514) ................................    38,267,222
OTHER ASSETS LESS LIABILITIES -- (27.4%) .......................    (8,244,695)
                                                                   -----------
TOTAL NET ASSETS -- 100.0% .....................................   $30,022,527
                                                                   ===========
----------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Security purchased on a delayed delivery basis.

Note: CAD = Canadian Dollar   DEM = German Mark   DKR = Danish Krona
      GBP = Great Britian Pound   FFR = French Franc   USD = United States
      Dollar

REPUBLIC FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 1995

ASSETS:
Investment at value (cost $32,177,406) ..........................  $32,590,114
Repurchase agreements (cost $5,677,108) .........................    5,677,108
Foreign currency contracts at value (cost $21,558) ..............       21,385
Cash ............................................................      187,820
Interest receivable .............................................      330,058
Receivable for investments sold .................................    1,257,789
Receivable from affiliate (Note 2) ..............................       41,753
Prepaid insurance ...............................................        2,695
Unamortized organization expenses ...............................       56,965
                                                                   -----------
      Total assets ..............................................   40,165,687
                                                                   -----------

LIABILITIES:
Payable for investments purchased ...............................    1,991,957
Payable for when-issued investments purchased ...................    8,062,152
Sub-advisory fee payable (Note 2) ...............................        8,396
Administration fee payable (Note 2) .............................        1,119
Net unrealized depreciation on forward currency contracts .......       58,728
Accrued expenses and other liabilities ..........................       20,808
                                                                   -----------
      Total liabilities .........................................   10,143,160
                                                                   -----------

NET ASSETS:
Applicable to investors' beneficial interest ....................  $30,022,527
                                                                   ===========

                See accompanying notes to financial statements

REPUBLIC FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED OCTOBER 31, 1995*

NET INVESTMENT INCOME (NOTE 1):
Interest income .................................................  $  935,978

EXPENSES (NOTE 2):
  Sub-advisery fees .................................  $  53,963
  Administration fees ...............................      7,195
  Custody fees ......................................     12,184
  Fund accounting fees ..............................     32,438
  Audit fees ........................................     15,000
  Legal fees ........................................      1,234
  Trustees' fees and expenses .......................      6,648
  Insurance expense .................................      2,376
  Amortization of organization expenses .............     11,028
  Reports to shareholders ...........................      1,092
  Other expenses ....................................        348
                                                       ---------
    Total expenses ..................................    143,506
    Less: waiver of expenses ........................    (10,115)
    Less: reimbursement of expenses .................    (67,177)
                                                       ---------
    Net expenses ................................................      66,214
                                                                   ----------
NET INVESTMENT INCOME ...........................................     869,764
                                                                   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS:
Net realized gain on:
    Investments .................................................   1,015,322
    Foreign currency transactions ...............................      40,903
Net unrealized appreciation of investments ......................     412,708
Net unrealized depreciation of foreign currency contracts and         (63,634)
    translations ...............................................
                                                                   ----------
Net realized and unrealized gain on investments and foreign
    currency transactions ......................................    1,405,299
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............  $2,275,063
                                                                   ==========

*For the period January 9, 1995 (commencement of operations) to October 31,
1995.

                See accompanying notes to financial statements

REPUBLIC FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                                             FOR THE PERIOD
                                                             JANUARY 9, 1995
                                                              (COMMENCEMENT
                                                            OF OPERATIONS) TO
                                                            OCTOBER 31, 1995
                                                           -------------------
INCREASE IN NET ASSETS FROM:

OPERATIONS:
Net investment income ...................................      $   869,764
Net realized gain from investment and foreign currency
transactions ............................................        1,056,225
Net unrealized appreciation of investments and foreign
currency translations ...................................          349,074
                                                               -----------
Net increase in net assets resulting from operations ....        2,275,063
                                                               -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
Additions ...............................................       28,059,930
Reductions ..............................................         (362,566)
                                                               -----------
Net increase in net assets from transactions in
investors' beneficial interest ..........................       27,697,364
                                                               -----------

NET INCREASE IN NET ASSETS ..............................       29,972,427

NET ASSETS:
Beginning of period .....................................           50,100
                                                               -----------
End of period ...........................................      $30,022,527
                                                               ===========
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                             FOR THE PERIOD
                                                             JANUARY 9, 1995
                                                              (COMMENCEMENT
                                                            OF OPERATIONS) TO
                                                            OCTOBER 31, 1995
                                                           -------------------
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (in thousands) ..............         $30,023
Ratios:
Expenses to average net assets (a) ......................           0.46%(b)
Net investment income to average net assets (a) .........           6.04%(b)
Portfolio turnover ......................................            100%(c)

(a) The Portfolio expenses reflect reimbursements and waivers by Republic and Signature Financial Services, Inc. If this agreement to reimburse the Portfolio had not been in place for the period ended October 31, 1995, the annualized ratios of expenses and net investment income to average net assets would have been 1.00% and 5.51%, respectively.
(b) Annualized.
(c) Not annualized.

                See accompanying notes to financial statements

REPUBLIC FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 1995

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. The Fixed Income Portfolio (the "Portfolio") is a diversified separate series of Republic Portfolios, which is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company. The Portfolio is a series of the Republic Portfolios (the "Portfolio Trust") which was organized as a master trust fund under the laws of the State of New York on November 21, 1994. The Portfolio was initially capitalized with an investment of $50,000 from Republic Fixed Income Fund Ltd., a Cayman Islands exempted company, and $100 from Republic Fixed Income Fund. The Portfolio commenced operations on January 9, 1995. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

        The following is a summary of the significant accounting policies of the Portfolio:

        (A) Investment Security Valuations: The net asset value of the Portfolio is determined on each day on which the New York Stock Exchange is open for trading. Bonds and other fixed-income securities which are traded over-the-counter and on a stock exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed-income securities this ordinarily will be the over-the-counter market. Bonds and other fixed income securities (other than short-term obligations but including listed issues) in the Portfolio may be valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of the Portfolio. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Portfolio. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Portfolio securities (other than short-term obligations) for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees of the Portfolio.

        Bonds and other fixed income securities listed on a foreign exchange are valued at the last quoted sales price available before the time when assets are valued.

        (B) Foreign Currency Translation: The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        (C) Forward Foreign Currency Exchange Contracts: The Portfolio may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities, or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.


    SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS AT OCTOBER 31, 1995
    -----------------------------------------------------------------------------------------------------
                                                                         U.S. DOLLAR     NET UNREALIZED
                                          EXPIRATION                       VALUE AT       APPRECIATION/
  SALE CONTRACTS                             DATE          PROCEEDS        10/31/95      (DEPRECIATION)
  --------------                          ----------       --------        --------      --------------
  Canadian Dollar                        12/14/95           $  704,618      $  715,459          ($10,841)
  Danish Krone                           01/11/96              188,440         190,347            (1,907)
  European Currency Unit                 01/11/96              142,043         143,058            (1,015)
  French Franc                           12/05/95              217,194         219,852            (2,658)
  French Franc                           12/12/95            1,031,645       1,072,577           (40,932)
  French Franc                           01/12/96               11,954          12,264              (310)
  German Mark                            11/06/95              667,252         667,305               (53)
  German Mark                            01/19/96              209,845         210,208              (363)
  German Mark                            01/24/96              868,905         869,554              (649)
                                                                                                ---------
               Net unrealized depreciation on forward foreign currency contracts .............  ($58,728)
                                                                                                ========

        (D) When-Issued Security Transactions: The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio may receive compensation for interest forgone in a delayed delivery transaction. The custodian identifies these securities as segregated assets in its records with a value at least equal to the amount of the purchase commitment.

        (E) Income: Securities transactions are recorded on a trade date basis. Interest income is recorded on an accrual basis. Realized gains and losses are determined on the basis of specific identification.

        (F) Expenses: Expenses incurred by the Portfolio Trust with respect to any two or more portfolios in the Trust are allocated in proportion to the net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

        (G) Taxes: There is, at present, no direct taxation in the Cayman Islands, and therefore, interest and capital gains derived by the Portfolio are not subject to taxes in that jurisdiction.

2.  TRANSACTIONS WITH AFFILIATES.

        (A) Investment Management: Republic National Bank of New York ("Republic" or the "Manager") is the investment manager to the Portfolio pursuant to an investment management agreement with the Portfolio Trust. For its services, the investment manager receives no compensation from the Portfolio.

        (B) Sub-Advisery: Miller Anderson & Sherrerd (the "Sub-Adviser") continuously manages the investment portfolio of the Portfolio pursuant to a Sub-Advisory Agreement with the Manager. For its services, the Sub-Adviser is paid a fee by the Portfolio, computed daily and based on the Portfolio's average daily net assets, equal to 0.375% of net assets up to $50 million, 0.25% of net assets over $50 million up to $95 million, $300,000 when net assets are over $95 million and less than $150 million, 0.20% of net assets over $150 million up to $250 million, and 0.15% of net assets over $250 million. It is the responsibility of the Sub-Adviser not only to make investment decisions for the Portfolio, but also to place purchase and sale orders for the portfolio transactions of the Portfolio. For the period from January 9, 1995 to October 31, 1995, MAS's fees for these services aggregated $53,963.

        (C) Administration: Pursuant to an Administrative Services Agreement, Signature Financial Group (Cayman) Ltd. ("Signature (Cayman)") provides the Portfolio with general office facilities, and supervises the overall administration of the Portfolio including, among other responsibilities, the preparation and filing of all documents required for compliance by the Portfolio with applicable laws and regulations and arranging for the maintenance of books and records of the Portfolio. For its services to the Portfolio, Signature (Cayman) receives from the Portfolio fees payable monthly equal on an annual basis (for the Portfolio's then-current fiscal year) to 0.05% of the Portfolio's average daily net assets. For the period from January 9, 1995 to October 31, 1995, Signature (Cayman)'s fee for these services aggregated $7,195.

        (D) Fund Accounting: Pursuant to a fund accounting agreement, Signature Financial Services, Inc. ("SFSI") serves as fund accounting agent to the Portfolio. For its services to the Portfolio, Signature receives fees payable monthly equal on an annual basis to $40,000. For the period from January 9, 1995 to October 31, 1995, SFSI's fee for these services aggregated $32,438, of which $10,115 was waived.

        (E) Reimbursement and Waiver of Expenses: The Manager and SFSI have voluntarily agreed to waive a portion of their fees, and to the extent necessary, reimburse the Portfolio for additional expenses during the period January 9, 1995 through October 31, 1995. At October 31, 1995, expenses of the Portfolio were voluntarily limited to no more than 0.46% of the average daily net assets on an annualized basis. For the period ended October 31, 1995, the Manager and SFSI waived fees and reimbursed expenses aggregating $77,292.

        (F) Trustees' Fees: The fees and expenses of the Trustees amounted to $6,648 for the period January 9, 1995 to October 31, 1995.

3. INVESTMENT TRANSACTIONS. Investment transactions (excluding short-term investments) for the fiscal period from January 9, 1995 to October 31, 1995 were as follows:

                                                                          COST OF           PROCEEDS
                                                                         PURCHASES         FROM SALES
                                                                         ---------         ----------
      US Government and Agency Obligations .......................      $45,156,378        $33,793,553
      Corporate and Collateralized Obligations ...................       13,707,475          1,385,634
                                                                        -----------        -----------
                                                                        $58,863,853        $35,179,187
                                                                        -----------        -----------

    INDEPENDENT AUDITOR'S REPORT

    To Owners of Beneficial Interest of Republic Fixed Income Portfolio and the Board of Trustees of Republic Portfolios:

        We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Republic Fixed Income Portfolio (the "Portfolio", one of the series comprising the Republic Portfolios, the "Portfolio Trust"), as of October 31, 1995, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from January 9, 1995 (commencement of operations) to October 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

        We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Republic Fixed Income Portfolio, a Portfolio of Republic Portfolios, at October 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the period from January 9, 1995 (commencement of operations) to October 31, 1995, in conformity with accounting principles generally accepted in the United States of America.

                                                      /s/ Ernst & Young

December 8, 1995
Grand Cayman, Cayman Islands